Balance Sheet Details (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Balance Sheet Related Disclosures [Abstract]
Depreciation and amortization	$ 100	$ 100	$ 256	$ 199